UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22714

Investment Company Act File Number

Eaton Vance Series Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

April 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Institutional Emerging Markets Debt Fund (formerly, Eaton Vance Institutional Emerging Markets Local Debt Fund)

Eaton Vance

Institutional Emerging Markets Debt Fund

April 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 61.5%

Security	Principal Amount (000’s omitted)		Value
Argentina — 2.0%
Republic of Argentina, 7.00%, 10/3/15	USD	310	$300,078

Total Argentina			$300,078

Bangladesh — 1.6%
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	7,500	$102,475
Bangladesh Treasury Bond, 11.62%, 1/2/18	BDT	10,000	137,041

Total Bangladesh			$239,516

Bosnia and Herzegovina — 2.2%
Republic of Srpska, 1.50%, 10/30/23	BAM	221	$108,982
Republic of Srpska, 1.50%, 6/9/25	BAM	98	42,504
Republic of Srpska, 1.50%, 9/25/26	BAM	421	178,214

Total Bosnia and Herzegovina			$329,700

Brazil — 2.2%
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/17	BRL	1,000	$328,588

Total Brazil			$328,588

Colombia — 3.8%
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	485,600	$316,923
Titulos De Tesoreria B, 11.00%, 7/24/20	COP	406,000	261,933

Total Colombia			$578,856

Cyprus — 1.0%
Republic of Cyprus, 3.75%, 11/1/15(1)	EUR	115	$158,189

Total Cyprus			$158,189

Dominican Republic — 0.6%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(2)	DOP	610	$13,244
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	1,000	23,937
Dominican Republic International Bond, 14.50%, 2/10/23(2)	DOP	100	2,394
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	1,600	44,656
Dominican Republic International Bond, 18.50%, 2/4/28(2)	DOP	100	2,791

Total Dominican Republic			$87,022

Fiji — 1.8%
Republic of Fiji, 9.00%, 3/15/16	USD	265	$281,157

Total Fiji			$281,157

Indonesia — 5.7%
Indonesia Government Bond, 7.875%, 4/15/19	IDR	1,898,000	$166,218
Indonesia Government Bond, 8.75%, 2/15/44	IDR	1,698,000	146,072
Indonesia Government Bond, 9.50%, 6/15/15	IDR	3,855,000	342,361
Indonesia Government Bond, 10.00%, 7/15/17	IDR	2,230,000	207,431

Total Indonesia			$862,082

Kenya — 0.5%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	6,450	$76,705

Total Kenya			$76,705

Mexico — 4.9%
Mexican Bonos, 6.00%, 6/18/15	MXN	9,380	$736,297

Total Mexico			$736,297

Security	Principal Amount (000’s omitted)		Value
Pakistan — 1.3%
Islamic Republic of Pakistan, 7.25%, 4/15/19(2)	USD	200	$201,500

Total Pakistan			$201,500

Peru — 2.8%
Republic of Peru, 7.84%, 8/12/20	PEN	700	$278,885
Republic of Peru, 8.60%, 8/12/17	PEN	360	145,503

Total Peru			$424,388

Philippines — 1.5%
Republic of the Philippines, 6.25%, 1/14/36	PHP	10,000	$230,793

Total Philippines			$230,793

Poland — 3.4%
Poland Government Bond, 3.75%, 4/25/18	PLN	1,540	$517,066

Total Poland			$517,066

Russia — 2.5%
Russia Government Bond, 7.00%, 8/16/23	RUB	7,390	$179,113
Russia Government Bond, 7.35%, 1/20/16	RUB	7,182	198,273

Total Russia			$377,386

Rwanda — 2.1%
Republic of Rwanda, 6.625%, 5/2/23(2)	USD	317	$320,170

Total Rwanda			$320,170

Serbia — 3.1%
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	38,740	$466,008

Total Serbia			$466,008

South Africa — 3.9%
Eskom Holdings SOC, Ltd., 10.00%, 1/25/23	ZAR	2,000	$204,116
Republic of South Africa, 7.25%, 1/15/20	ZAR	1,007	92,522
Republic of South Africa, 10.50%, 12/21/26	ZAR	2,700	297,214

Total South Africa			$593,852

Sri Lanka — 4.0%
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	16,730	$123,925
Sri Lanka Government Bond, 8.50%, 7/15/18	LKR	64,300	486,408

Total Sri Lanka			$610,333

Tanzania — 1.4%
United Republic of Tanzania, 6.332%, 3/9/20(1)(3)	USD	200	$210,500

Total Tanzania			$210,500

Uganda — 0.5%
Uganda Government Bond, 14.125%, 12/1/16	UGX	89,300	$36,082
Uganda Government Bond, 14.625%, 11/1/18	UGX	92,600	38,176

Total Uganda			$74,258

Uruguay — 2.4%
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(4)	UYU	8,991	$365,593

Total Uruguay			$365,593

Venezuela — 3.1%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)	USD	260	$236,145
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(1)	USD	57	38,617
Bolivarian Republic of Venezuela, 7.75%, 10/13/19(1)	USD	240	196,800

Security	Principal Amount (000’s omitted)		Value
Total Venezuela			$471,562

Vietnam — 1.8%
Vietnam Government Bond, 6.70%, 2/28/17	VND	5,561,900	$268,786

Total Vietnam			$268,786

Zambia — 1.4%
Republic of Zambia, 8.50%, 4/14/24(2)	USD	200	$209,043

Total Zambia			$209,043

Total Foreign Government Bonds (identified cost $9,488,433)			$9,319,428

Foreign Corporate Bonds — 1.8%

South Korea — 0.5%
Export-Import Bank of Korea, 0.50%, 1/25/17	TRY	220	$77,838

Total South Korea			$77,838

Supranational — 0.2%
International Finance Corp., 4.45%, 2/26/16	RUB	1,400	$35,868

Total Supranational			$35,868

Venezuela — 1.1%
Petroleos de Venezuela SA, 4.90%, 10/28/14	USD	171	$166,034

Total Venezuela			$166,034

Total Foreign Corporate Bonds (identified cost $273,699)			$279,740

Short-Term Investments — 34.3%

Foreign Government Securities — 18.9%

Security	Principal Amount (000’s omitted)		Value
Kenya — 4.5%
Kenya Treasury Bill, 0.00%, 6/9/14	KES	12,000	$136,797
Kenya Treasury Bill, 0.00%, 9/22/14	KES	1,900	21,068
Kenya Treasury Bill, 0.00%, 3/16/15	KES	13,900	146,902
Kenya Treasury Bill, 0.00%, 4/13/15	KES	25,300	265,338
Kenya Treasury Bill, 0.00%, 4/27/15	KES	10,700	111,817

Total Kenya			$681,922

Lebanon — 4.0%
Lebanon Treasury Bill, 0.00%, 6/12/14	LBP	250,430	$165,247
Lebanon Treasury Bill, 0.00%, 7/10/14	LBP	466,160	306,565
Lebanon Treasury Bill, 0.00%, 10/9/14	LBP	199,200	129,343

Total Lebanon			$601,155

Malaysia — 3.9%
Bank Negara Monetary Notes, 0.00%, 6/10/14	MYR	1,440	$439,605
Bank Negara Monetary Notes, 0.00%, 7/8/14	MYR	498	151,404

Total Malaysia			$591,009

Philippines — 3.6%
Philippine Treasury Bill, 0.00%, 5/7/14	PHP	24,420	$547,662

Total Philippines			$547,662

Serbia — 0.6%
Serbia Treasury Bill, 0.00%, 2/26/15	RSD	8,120	$91,030

Total Serbia			$91,030

Security	Principal Amount (000’s omitted)		Value
Sri Lanka — 0.5%
Sri Lanka Treasury Bill, 0.00%, 7/25/14	LKR	10,085	$76,076

Total Sri Lanka			$76,076

Turkey — 1.1%
Turkey Government Bond, 6.50%, 1/7/15	TRY	350	$163,269

Total Turkey			$163,269

Venezuela — 0.5%
Bolivarian Republic of Venezuela, 8.50%, 10/8/14	USD	72	$71,820
Total Venezuela			$71,820

Zambia — 0.2%
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	260	$39,623

Total Zambia			$39,623

Total Foreign Government Securities (identified cost $2,891,610)			$2,863,566

U.S. Treasury Obligations — 0.2%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 7/10/14(5)		$25	$24,999

Total U.S. Treasury Obligations (identified cost $24,999)			$24,999

Other — 15.2%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(6)		$2,296	$2,295,976

Total Other (identified cost $2,295,976)			$2,295,976

Total Short-Term Investments (identified cost $5,212,585)			$5,184,541

Total Investments — 97.6% (identified cost $14,974,717)			$14,783,709

Other Assets, Less Liabilities — 2.4%			$368,905

Net Assets — 100.0%			$15,152,614

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BAM	-	Bosnia - Herzegovina Convertible Mark

BDT	-	Bangladesh Taka

BRL	-	Brazilian Real

COP	-	Colombian Peso

DOP	-	Dominican Peso

EUR	-	Euro

IDR	-	Indonesian Rupiah

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PEN	-	Peruvian New Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

ZAR	-	South African Rand

ZMW	-	Zambian Kwacha

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2014, the aggregate value of these securities is $908,844 or 6.0% of the Fund’s net assets.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2014, the aggregate value of these securities is $749,142 or 4.9% of the Fund’s net assets.

(3)	Variable rate obligation. The stated interest rate represents the rate in effect at April 30, 2014.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(6)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2014 was $1,859.

A summary of open financial instruments at April 30, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
5/5/14	Brazilian Real 201,222	United States Dollar 85,772	Bank of America	$—	$(4,472)	$(4,472)
5/5/14	Brazilian Real 506,778	United States Dollar 203,264	Bank of America	—	(24,016)	(24,016)
5/5/14	Brazilian Real 708,000	United States Dollar 316,637	Standard Chartered Bank	—	(888)	(888)
5/5/14	Euro 308,538	Romanian Leu 1,379,317	Standard Chartered Bank	3,432	—	3,432
5/5/14	Romanian Leu 1,379,317	Euro 310,063	Bank of America	—	(1,315)	(1,315)
5/5/14	United States Dollar 226,645	Brazilian Real 506,778	Bank of America	635	—	635
5/5/14	United States Dollar 89,992	Brazilian Real 201,222	Bank of America	252	—	252
5/5/14	United States Dollar 295,678	Brazilian Real 708,000	Standard Chartered Bank	21,847	—	21,847
5/6/14	New Turkish Lira 157,428	United States Dollar 69,949	Bank of America	—	(4,528)	(4,528)
5/7/14	Euro 187,000	United States Dollar 255,457	Standard Chartered Bank	—	(3,976)	(3,976)
5/7/14	United States Dollar 254,017	Euro 187,000	Goldman Sachs International	5,416	—	5,416

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
5/9/14	United States Dollar 224,640	New Turkish Lira 475,135	Deutsche Bank	$—	$(36)	$(36)
5/9/14	United States Dollar 225,749	New Turkish Lira 477,865	Standard Chartered Bank	145	—	145
5/12/14	United States Dollar 352,766	Indian Rupee 21,310,000	Bank of America	229	—	229
5/14/14	Euro 696,826	United States Dollar 947,335	UBS AG	—	(19,386)	(19,386)
5/14/14	United States Dollar 401,493	Euro 292,080	UBS AG	3,715	—	3,715
5/20/14	Euro 317,182	United States Dollar 436,947	Goldman Sachs International	—	(3,080)	(3,080)
5/21/14	Euro 110,559	United States Dollar 149,218	Goldman Sachs International	—	(4,160)	(4,160)
5/27/14	Russian Ruble 5,425,020	United States Dollar 150,695	Deutsche Bank	—	(472)	(472)
5/27/14	Russian Ruble 9,376,982	United States Dollar 258,604	Deutsche Bank	—	(2,684)	(2,684)
5/27/14	United States Dollar 259,858	Russian Ruble 9,376,982	Bank of America	1,429	—	1,429
5/30/14	Indian Rupee 9,954,000	United States Dollar 164,352	Standard Chartered Bank	—	(153)	(153)
5/30/14	United States Dollar 316,547	Indian Rupee 19,935,000	Standard Chartered Bank	12,911	—	12,911
6/3/14	Philippine Peso 1,558,000	United States Dollar 34,859	Bank of America	—	(159)	(159)
6/3/14	Philippine Peso 6,121,000	United States Dollar 136,813	Barclays Bank PLC	—	(766)	(766)
6/25/14	Euro 115,041	United States Dollar 159,732	Bank of America	150	—	150
6/26/14	Euro 371,033	United States Dollar 510,986	Goldman Sachs International	—	(3,701)	(3,701)
6/27/14	Sri Lankan Rupee 8,318,000	United States Dollar 63,044	Standard Chartered Bank	—	(170)	(170)
7/2/14	New Turkish Lira 814,000	United States Dollar 369,328	Bank of America	—	(10,136)	(10,136)
7/8/14	South African Rand 992,213	United States Dollar 93,496	Standard Chartered Bank	149	—	149
7/8/14	United States Dollar 91,997	South African Rand 992,213	Standard Chartered Bank	1,351	—	1,351
7/17/14	United States Dollar 136,567	Armenian Dram 59,830,000	VTB Capital PLC	6,120	—	6,120
8/5/14	Euro 308,331	Romanian Leu 1,379,317	Bank of America	1,237	—	1,237
8/14/14	Indonesian Rupiah 2,509,282,287	United States Dollar 218,066	Barclays Bank PLC	3,946	—	3,946
8/14/14	Indonesian Rupiah 1,734,612,000	United States Dollar 151,230	Barclays Bank PLC	3,214	—	3,214
8/14/14	United States Dollar 54,168	Indonesian Rupiah 664,914,000	Barclays Bank PLC	2,570	—	2,570
8/14/14	United States Dollar 315,051	Indonesian Rupiah 3,578,980,287	Barclays Bank PLC	—	(9,653)	(9,653)
8/27/14	United States Dollar 73,439	Argentine Peso 694,000	Bank of America	6,277	—	6,277

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/3/14	United States Dollar 221,090	Indian Rupee 14,194,000	Standard Chartered Bank	$9,151	$—	$9,151
9/8/14	United States Dollar 73,840	Argentine Peso 700,000	Bank of America	5,636	—	5,636
9/9/14	Zambian Kwacha 253,000	United States Dollar 42,308	Standard Chartered Bank	3,895	—	3,895
9/30/14	United States Dollar 139,024	Azerbaijani Manat 114,000	Standard Bank	4,048	—	4,048
1/12/15	United States Dollar 74,603	Ugandan Shilling 203,666,000	Standard Chartered Bank	1,320	—	1,320
2/5/15	United States Dollar 293,367	Kazakhstani Tenge 48,699,000	Deutsche Bank	—	(41,895)	(41,895)
4/6/15	United States Dollar 255,700	New Turkish Lira 600,000	Deutsche Bank	6,274	—	6,274

				$105,349	$(135,646)	$(30,297)

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/14	2 IMM 5-Year Interest Rate Swap	Long	$200,088	$ 198,468	$(1,620)
6/14	5 U.S. 2-Year Deliverable Interest Rate Swap	Short	(500,920)	(501,328)	(408)
6/14	2 U.S. 5-Year Deliverable Interest Rate Swap	Short	(201,060)	(201,469)	(409)
6/14	5 U.S. 10-Year Deliverable Interest Rate Swap	Short	(501,975)	(508,828)	(6,853)

					$(9,290)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Bank of America	BRL	88	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/4/21	$2,069
Bank of America	BRL	683	Pays	Brazil CETIP Interbank Deposit Rate	13.11	1/4/21	16,214
Bank of America	MXN	2,844	Pays	Mexican Interbank TIIE 28 Day	6.63	3/19/24	1,314
Deutsche Bank	BRL	130	Pays	Brazil CETIP Interbank Deposit Rate	12.92	1/4/21	2,386
Deutsche Bank	BRL	662	Pays	Brazil CETIP Interbank Deposit Rate	12.87	1/4/21	11,114
Goldman Sachs International	BRL	1,584	Pays	Brazil CETIP Interbank Deposit Rate	12.31	1/2/17	3,256
Goldman Sachs International	BRL	128	Pays	Brazil CETIP Interbank Deposit Rate	13.07	1/4/21	2,913

							$39,266

BRL	-	Brazilian Real

MXN	-	Mexican Peso

Cross-Currency Swaps

Counterparty	Notional Amount on Floating Rate (Currency Received) (000’s omitted)*	Notional Amount on Fixed Rate (Currency Delivered) (000’s omitted)*		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Bank of America	$166	TRY	350	3-month USD- LIBOR-BBA	9.90%	4/11/17	$3,037
Deutsche Bank	379	TRY	814	3-month USD- LIBOR-BBA	10.54	4/3/19	25,409

							$28,446

TRY	-	New Turkish Lira

*	The Fund pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

At April 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$105,349	$(135,646)

Interest Rate	Futures Contracts*	$—	$(9,290)
Interest Rate	Interest Rate Swaps	39,266	—
Interest Rate	Cross-Currency Swaps	28,446	—

Total		$67,712	$(9,290)

*	Amount represents cumulative unrealized appreciation (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$15,049,331

Gross unrealized appreciation	$204,133
Gross unrealized depreciation	(469,755)

Net unrealized depreciation	$(265,622)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$9,319,428	$—	$9,319,428
Foreign Corporate Bonds	—	279,740	—	279,740
Short-Term Investments -
Foreign Government Securities	—	2,863,566	—	2,863,566
U.S. Treasury Obligations	—	24,999	—	24,999
Other	—	2,295,976	—	2,295,976
Total Investments	$—	$14,783,709	$—	$14,783,709
Forward Foreign Currency Exchange Contracts	$—	$105,349	$—	$105,349
Swap Contracts	—	67,712	—	67,712
Total	$—	$14,956,770	$—	$14,956,770

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(135,646)	$—	$(135,646)
Futures Contracts	(9,290)	—	—	(9,290)
Total	$(9,290)	$(135,646)	$—	$(144,936)

The Fund held no investments or other financial instruments as of July 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Fund, Inc.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 23, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 23, 2014